Schedule III Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2016
Schedule III Real Estate And Accumulated Depreciation [Abstract]
Schedule III Real Estate And Accumulated Depreciation

							Additions, (dispositions),
							(impairments)
				Initial cost			Subsequent to acquisition				Gross amount at December 31, 2016
Brand	Location	Acquisition date	Encumbrance	Land	Buildings & improvements	Furniture & equipment	Land	Buildings & improvements		Furniture & equipment	Land	Buildings & improvements	Furniture & equipment	Accumulated depreciation	Net book value
Super 8	Creston, Iowa	09/19/1978	GWBR	$56	$765	$76	$90	$1,574		$892	$146	$2,339	$968	$(2,213)	$1,240
Quality Inn	Solomons, Maryland	06/01/1986	WAB	2,304	2,719	269	-	1,514		436	2,304	4,233	705	(3,220)	4,022
Comfort Inn	New Castle, Pennsylvania	07/01/1987	MS	57	3,732	369	(1)	344		426	56	4,076	795	(2,550)	2,377
Key West Inn	Key Largo, Florida	08/01/1987	MS	339	2,947	292	-	1,186		342	339	4,133	634	(2,553)	2,553
Comfort Inn	Harlan, Kentucky	07/01/1993	WAB	-	2,684	265	-	(1,265)		512	-	1,419	777	(532)	1,664
Quality Inn	Morgantown, West Virginia	10/01/1996	MS	398	3,749	347	-	633		704	398	4,382	1,051	(2,732)	3,099
Comfort Suites	Ft. Wayne, Indiana	11/07/2005	HUNT	1,200	3,964	840	-	1,037		591	1,200	5,001	1,431	(2,555)	5,077
Comfort Suites	Lafayette, Indiana	11/07/2005	HUNT	850	3,054	420	-	375		301	850	3,429	721	(1,561)	3,439
Comfort Inn & Suites	Warsaw, Indiana	11/07/2005	HUNT	650	2,121	380	-	380		438	650	2,501	818	(1,330)	2,639
Comfort Suites	South Bend, Indiana	11/30/2005	WAB	500	10,602	910	(250)	(4,264)		1,392	250	6,338	2,302	(1,691)	7,199
Supertel Inn	Creston, Iowa	06/30/2006	MS	235	2,364	344	-	(16)		65	235	2,348	409	(1,012)	1,980
Super 8	Billings, Montana	01/05/2007	WAB	518	4,648	159	(27)	(12)		259	491	4,636	418	(1,507)	4,038
Days Inn	Bossier City, Louisiana	04/04/2007	GWBR	1,025	5,031	87	(768)	(3,792)		750	257	1,239	837	(813)	1,520
Hilton Garden Inn	Dowell, Maryland	05/25/2012	CANTOR	1,400	9,492	323	-	621		348	1,400	10,113	671	(1,644)	10,540
SpringHill Suites	San Antonio, Texas	10/01/2015	LAT	1,597	14,353	1,550	-	114		20	1,597	14,467	1,570	(786)	16,848
Courtyard by Marriott	Jacksonville, Florida	10/02/2015	WABJ	2,100	11,050	850	-	152		3	2,100	11,202	853	(710)	13,445
Hotel Indigo	Atlanta, Georgia	10/02/2015	WABA	800	8,700	1,500	-	86		141	800	8,786	1,641	(729)	10,498
Aloft	Leawood, Kansas	12/14/2016	GWB	3,339	18,046	1,115	-	(5)		-	3,339	18,041	1,115	(57)	22,438
Subtotal Hotel Properties				17,368	110,021	10,096	(956)	(1,338)	-	7,620	16,412	108,683	17,716	(28,195)	114,616
Construction in progress				-	-		-	82		4	-	82	4	-	86
Office building				69	1,517	-	(69)	(1,517)		487	-	-	487	(318)	169
Total				$17,437	$111,538	$10,096	$(1,025)	$(2,773)		$8,111	$16,412	$108,765	$18,207	$(28,513)	$114,871

Encumbrance codes refer to the following lenders:

MS	Morgan Stanley	WAB	Western Alliance Bank Fixed Rate Debt
GWBR	Great Western Bank Revolving Credit Facility	HUNT	Huntington
LAT	Latitude	CANTOR	Cantor
WABA	Western Alliance Bank Variable Rate Debt - $4.9m	WABJ	Western Alliance Bank Variable Rate Debt - $9.9m
GWB	Great Western Bank Fixed Rate Debt

See Accompanying Report of Independent Registered Public Accounting Firm

	ASSET BASIS	Total
(a)	Balance at January 1, 2014	$248,468
	Additions	3,058
	Disposals	(32,646)
	Impairment loss	(4,295)
	Balance at December 31, 2014	214,585
	Additions	46,489
	Disposals	(65,802)
	Impairment loss	(6,373)
	Balance at December 31, 2015	188,899
	Additions	25,618
	Disposals	(68,256)
	Impairment loss	(2,877)
	Balance at December 31, 2016	$143,384

	ACCUMULATED DEPRECIATION	Total
(b)	Balance at January 1, 2014	$84,112
	Depreciation for the period ended December 31, 2014	6,549
	Depreciation on assets sold or disposed	(13,884)
	Impairment loss	(1,374)
	Balance at December 31, 2014	75,403
	Depreciation for the period ended December 31, 2015	5,400
	Depreciation on assets sold or disposed	(19,938)
	Impairment loss	(2,665)
	Balance at December 31, 2015	58,200
	Depreciation for the period ended December 31, 2016	5,190
	Depreciation on assets sold or disposed	(33,477)
	Impairment loss	(1,400)
	Balance at December 31, 2016	$28,513

(c)	The aggregate cost of land, buildings, furniture and equipment for Federal income tax purposes is approximately $148.4 million (unaudited).

(d)	Depreciation is computed based upon the following useful lives:

Buildings and improvements     15 - 40 years

Furniture and equipment             3 - 12 years

(e)	The Company has mortgages payable on the properties as noted. Additional mortgage information can be found in Note 6 to the consolidated financial statements.